Capital Management - Additional Information (Detail)	6 Months Ended
Apr. 30, 2022
Disclosure of capital management [abstract]
Capital conservation buffer, percentage	2.50%
Common equity surcharge, percentage	1.00%
Domestic stability buffer, percentage	2.50%